Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 51,993	$ 53,161
Equity securities designated at FVOCI	888	836
Securities measured at amortized cost	45,489	35,159
Securities mandatorily measured and designated at FVTPL	80,633	72,245
Total financial securities	$ 179,003	$ 161,401